UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F/A*

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------------------

Check here if Amendment; [x]   Amendment Number: 1
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-  14195
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

        /s/ Mark A. Hughes             Wellsboro, PA               5/11/11
    ---------------------------   --------------------------   --------------
          [Signature]                  [City, State]                [Date]

*Nothing has changed since the previous filing other than a filing number was obtained for Citizens & Northern Bank. The Information Table data has not changed.

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------

Form 13F Information Table Entry Total:     78
                                            ------------------------------

Form 13F Information Table Value Total:     $ 103,478
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number    Name

  1     28-14473                Citizens & Northern Bank
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

                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1,000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED  NONE
Abbott Labs                      COM             002824100   $ 1,395   28434.000 SH         DEFINED     1     28434.000
Accenture PLC                    SHS CLASS A     G1151C101   $ 1,598   29076.000 SH         DEFINED     1     29076.000
Apache Corp                      COM             037411105   $ 1,644   12558.000 SH         DEFINED     1     12558.000
AT&T Inc                         COM             00206R102     $ 260    8487.000 SH         DEFINED     1      8487.000
Automatic Data Processing        COM             053015103   $ 1,557   30338.000 SH         DEFINED     1     30338.000
Baker Hughes Inc                 COM             057224107   $ 1,849   25182.000 SH         DEFINED     1     25182.000
Bard C R Inc                     COM             067383109   $ 1,277   12849.000 SH         DEFINED     1     12849.000
Baxter Intl Inc                  COM             071813109   $ 1,078   20040.000 SH         DEFINED     1     20040.000
Blackrock, Inc.                  COM             09247X101   $ 1,335    6643.000 SH         DEFINED     1      6643.000
CBT FINANCIAL CORP COM           COM             12495U100     $ 291   10995.000 SH         SOLE              10995.000
CCFNB BANCORP                    COM             124880105   $ 1,492   48132.000 SH         SOLE              48132.000
CH Robinson Worldwide            COM NEW         12541W209   $ 1,412   19043.000 SH         DEFINED     1     19043.000
Charles Schwab Corp              COM             808513105   $ 1,325   73479.000 SH         DEFINED     1     73479.000
Chevron Corp                     COM             166764100   $ 2,312   21511.000 SH         DEFINED     1     21511.000
Citizens & Northern Corp         COM             172922106   $ 5,201  309376.587 SH         DEFINED     1    309376.587
CITIZENS FINANCIAL SVCS          COM             174615104     $ 247    6586.000 SH         SOLE               6586.000
CME Group Inc                    COM             12572Q105   $ 1,321    4380.000 SH         DEFINED     1      4380.000
Cognizant Technology Solutions   CL A            192446102     $ 221    2711.000 SH         DEFINED     1      2711.000
Colgate Palmolive Co             COM             194162103   $ 1,231   15239.000 SH         DEFINED     1     15239.000
Corning Inc                      COM             219350105     $ 502   24328.000 SH         DEFINED     1     24328.000
Danaher Corp                     COM             235851102   $ 1,688   32526.000 SH         DEFINED     1     32526.000
Darden Restaurants Inc           COM             237194105   $ 1,093   22242.000 SH         DEFINED     1     22242.000
DIMECO INC                       COM             25432W104     $ 389   10100.000 SH         SOLE              10100.000
Disney Walt Co                   COM DISNEY      254687106     $ 246    5702.000 SH         DEFINED     1      5702.000
Eaton Vance                      COM NON VTG     278265103   $ 1,313   40723.000 SH         DEFINED     1     40723.000
Ecolab Inc.                      COM             278865100   $ 1,324   25946.000 SH         DEFINED     1     25946.000
Expeditors Intl Wash Inc         COM             302130109   $ 1,506   30027.000 SH         DEFINED     1     30027.000
Exxon Mobil Corp                 COM             30231G102   $ 1,921   22830.000 SH         DEFINED     1     22830.000
Fifth Third Bancorp              COM             316773100     $ 401   28880.000 SH         DEFINED     1     28880.000
FNB Corporation                  COM             302520101   $ 1,386  131473.000 SH         DEFINED     1    131473.000
FNBPA BANCORP, INC               COM             30253U104      $ 42    1360.000 SH         SOLE               1360.000
FRANKLIN FINANCIAL               COM             353525108     $ 327   18491.000 SH         SOLE              18491.000
Franklin Resources Inc           COM             354613101   $ 1,358   10856.000 SH         DEFINED     1     10856.000
General Dynamics Corp            COM             369550108   $ 1,304   17033.000 SH         DEFINED     1     17033.000
General Elec Co                  COM             369604103     $ 578   28845.000 SH         DEFINED     1     28845.000
International Business Machines  COM             459200101   $ 1,668   10227.000 SH         DEFINED     1     10227.000
Intuit                           COM             461202103     $ 208    3913.000 SH         DEFINED     1      3913.000
iShares S&P MidCap 400 Index Fd  S&P MIDCAP 400  464287507  $ 17,762  179944.000 SH         DEFINED     1    179944.000
Jacobs Engr Group Inc            COM             469814107     $ 223    4339.000 SH         DEFINED     1      4339.000
Johnson & Johnson                COM             478160104   $ 1,195   20165.000 SH         DEFINED     1     20165.000
Linear Tech Corp                 COM             535678106   $ 1,435   42666.000 SH         DEFINED     1     42666.000
M & T Bank Corp                  COM             55261F104     $ 657    7426.000 SH         DEFINED     1      7426.000
McDonalds Corp                   COM             580135101     $ 981   12893.000 SH         DEFINED     1     12893.000
Medtronic Inc                    COM             585055106   $ 1,023   25990.000 SH         DEFINED     1     25990.000
Microchip Technology Inc         COM             595017104   $ 1,324   34825.000 SH         DEFINED     1     34825.000
Microsoft Corp                   COM             594918104   $ 1,502   59152.000 SH         DEFINED     1     59152.000
MUNCY BANK FINANCIAL             COM             62600N103     $ 913   19736.000 SH         SOLE              19736.000
National Fuel Gas Co N J         COM             636180101     $ 453    6127.000 SH         DEFINED     1      6127.000
National Oilwell Varco, Inc      COM             637071101     $ 242    3056.000 SH         DEFINED     1      3056.000
National Semiconductor Corp      COM             637640103   $ 1,193   83164.000 SH         DEFINED     1     83164.000
Nike, Inc. Class B               CL B            654106103   $ 1,087   14364.000 SH         DEFINED     1     14364.000
Noble Corporation New            NAMEN -AKT      H5833N103     $ 268    5883.000 SH         DEFINED     1      5883.000
Oracle Corp                      COM             68389X105   $ 1,538   46007.000 SH         DEFINED     1     46007.000
PENSECO FINANCIAL SERVS          COM             709570105     $ 637   17208.000 SH         SOLE              17208.000
Pepsico Inc                      COM             713448108   $ 1,290   20027.000 SH         DEFINED     1     20027.000
Pfizer Inc                       COM             717081103     $ 254   12524.000 SH         DEFINED     1     12524.000
Praxair Inc                      COM             74005P104   $ 1,310   12891.000 SH         DEFINED     1     12891.000
Procter & Gamble Co              COM             742718109   $ 1,521   24691.000 SH         DEFINED     1     24691.000
Qualcomm Inc                     COM             747525103   $ 1,281   23361.000 SH         DEFINED     1     23361.000
Schlumberger Ltd                 COM             806857108   $ 1,587   17013.000 SH         DEFINED     1     17013.000
SEI Investment Company           COM             784117103   $ 1,483   62119.000 SH         DEFINED     1     62119.000
SPDR Gold Trust                  GOLD SHS        78463V107     $ 201    1438.000 SH         DEFINED     1      1438.000
Staples Inc                      COM             855030102     $ 939   48332.000 SH         DEFINED     1     48332.000
Suncor Energy Inc New Common     COM             867224107   $ 1,311   29228.000 SH         DEFINED     1     29228.000
SYSCO Corp                       COM             871829107   $ 1,118   40370.000 SH         DEFINED     1     40370.000
T. Rowe Price Group, Inc.        COM             74144T108   $ 1,399   21061.000 SH         DEFINED     1     21061.000
Target Corp                      COM             87612E106   $ 1,131   22620.000 SH         DEFINED     1     22620.000
Teva Pharmaceutical Inds Ltd
  Adr                            ADR             881624209   $ 1,001   19952.000 SH         DEFINED     1     19952.000
Texas Instruments Inc            COM             882508104   $ 1,316   38089.000 SH         DEFINED     1     38089.000
Tjx Companies (New)              COM             872540109   $ 1,175   23627.000 SH         DEFINED     1     23627.000
United Parcel Service Inc.
  Class B                        CL B            911312106   $ 1,547   20822.000 SH         DEFINED     1     20822.000
Vanguard Emerging Markets ETF    MSCI EMR MKT
                                 ETF             922042858     $ 784   16025.000 SH         DEFINED     1     16025.000
Verizon Communications           COM             92343V104   $ 1,128   29262.000 SH         DEFINED     1     29262.000
W W Grainger Inc                 COM             384802104   $ 1,317    9565.000 SH         DEFINED     1      9565.000
Walgreen Co                      COM             931422109   $ 1,212   30193.000 SH         DEFINED     1     30193.000
Wal-Mart Stores Inc              COM             931142103   $ 1,114   21398.000 SH         DEFINED     1     21398.000
Wells Fargo & Co New             COM             949746101   $ 1,235   38939.000 SH         DEFINED     1     38939.000
WVS FINANCIAL CORP               COM             929358109      $ 95   10859.000 SH         DEFINED     1     10859.000